UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

Bushido Capital Long/Short Fund
Schedule of Investments
June 30, 2014 (Unaudited)

	Shares/Par/Contracts	Value
COMMON STOCKS - 64.6%
Aerospace & Defense - 1.6%
Northrop Grumman	1,028	$122,980

Agriculture - 5.0%
Lorillard	2,250	137,182
Philip Morris International	1,396	117,697
Reynolds American	2,130	128,546
		383,425
Banks - 5.0%
Bank Of America	8,304	127,633
Goldman Sachs Group	742	124,240
JPMorgan Chase	2,292	132,065
		383,938
Beverages - 1.6%
Coca-Cola Enterprises	2,627	125,518

Diversified Financial Services - 1.5%
Credit Acceptance *	921	113,375

Healthcare-Products - 1.7%
St. Jude Medical	1,905	131,921

Household Products/Wares - 1.4%
Tupperware Brands	1,286	107,638

Insurance - 10.5%
Allied World Assurance Company Holdings (a)	3,690	140,294
American International Group	2,424	132,302
Assurant	1,579	103,503
Axis Capital Holdings	2,293	101,534
Endurance Specialty Holdings (a)	1,971	101,684
Everest Re Group	696	111,701
PartnerRe (a)	1,020	111,394
		802,412
Iron/Steel - 1.6%
POSCO- ADR	1,633	121,560

Machinery-Diversified - 1.5%
Flowserve	1,565	116,358

Media - 4.6%
DIRECTV *	1,545	131,340
Starz - Class A *	4,052	120,709
Viacom - Class B	1,175	101,908
		353,957
Oil & Gas - 5.7%
Apache	1,297	130,504
Ensco - Class A	2,422	134,591
Nabors Industries	5,765	169,318
		434,413
Packaging & Containers - 4.8%
Ball	2,156	135,138
Silgan Holdings	2,414	122,680
UFP Technologies *	4,469	107,658
		365,476
Pipelines - 3.5%
Kinder Morgan (a)	3,803	137,897
Kinder Morgan Management *	1,700	134,219
		272,116
Real Estate - 3.3%
Annaly Capital Management - REIT	10,685	122,129
Melcor Developments	5,421	134,630
		256,759
Retail - 5.0%
AutoZone *	236	126,553
HSN	2,023	119,842
Nordstrom	2,042	138,713
		385,108
Software - 3.2%
Dun & Bradstreet	1,058	116,592
Oracle	3,255	131,925
		248,517
Transportation - 3.1%
CSX (a)	3,884	119,666
Expeditors International of Washington (a)	2,675	118,128
		237,794
Total Common Stocks
(Cost $4,317,722)		4,963,265

CORPORATE BONDS - 13.4%
Financial Services - 1.4%
Leucadia National
5.500%, 10/18/2023 (a)	$100,000	106,416
Homebuilders - 3.6%
MDC Holdings
5.375%, 07/01/2015 (a)	5,000	5,225
5.625%, 02/01/2020 (a)	70,000	76,300

Ryland Group
6.625%, 05/01/2020 (a)	55,000	59,950
Toll Brothers Finance
5.875%, 02/15/2022 (a)	125,000	136,563
		278,038
Insurance - 4.6%
Allied World Assurance Company Holdings
5.500%, 11/15/2020 (a)	55,000	62,304
Fairfax Financial Holdings
5.800%, 05/15/2021 (a) (b)	270,000	292,326
		354,630
Packaging & Containers - 0.8%
Ball
5.750%, 05/15/2021 (a)	55,000	58,781
Retail - 1.7%
Darden Restaurants
4.500%, 10/15/2021 (a)	120,000	126,262
Software - 1.3%
Moody's
5.500%, 09/01/2020 (a)	90,000	102,466

Total Corporate Bonds
(Cost $973,160)		1,026,593

EXCHANGE TRADED FUNDS - 25.7%
Global X FTSE Argentina 20 Fund	5,175	114,730
Global X FTSE Greece 20 Fund	18,225	410,062
iShares MSCI Austria Capped Fund	18,434	360,938
iShares MSCI Ireland Capped Fund	10,739	384,564
iShares MSCI Italy Capped Fund	20,568	357,472
Market Vectors Russia Fund	6,526	171,829
Market Vectors Russia Small-Cap Fund	4,991	174,336
Total Exchange Traded Funds
(Cost $1,978,248)		1,973,931

PURCHASED OPTION - 0.0%
iShares Russell 2000 Fund
Expiration: January 2015, Exercise Price: $101.00
(Cost $9,922)	20	3,830

SHORT-TERM INVESTMENT - 1.8%
Fidelity Institutional Government Portfolio, 0.01% ^
(Cost $140,070)	140,070	140,070
Total Investments - 105.5%
(Cost $7,419,122)		8,107,689
Other Assets and Liabilities, Net - (5.5)%		(424,664)
Total Net Assets - 100.0%		$7,683,025

*	Non-income producing security.
(a)	All or a portion of this security is designated as collateral for securities sold short. As of June 30, 2014, the value of collateral was $1,430,082.
(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of June 30, 2014, the value of this investment was $292,326 or 3.8% of total net assets.
ADR - American Depository Receipt.
REIT- Real Estate Investment Trust.

Bushido Capital Long/Short Fund
Schedule of Securities Sold Short
June 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 3.4%
Retail - 0.8%
Stein Mart	4,404	$61,171
Textiles - 1.0%
Mohawk Industries *	535	74,012
Transportation - 1.6%
Fedex	820	124,132
Total Common Stocks
(Proceeds $250,403)		259,315

EXCHANGE TRADED FUNDS - 14.3%
Euro Currency Trust Fund *	2,668	360,500
iShares Russell 2000 Fund	5,265	625,535
ProShares UltraShort Yen Fund *	1,790	116,153
Total Exchange Traded Funds
(Proceeds $1,087,985)		1,102,188
Total Securities Sold Short
(Proceeds $1,338,388)		$1,361,503

* Non-income producing security

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,963,265	$-	$-	$4,963,265
Corporate Bonds	-	1,026,593	-	1,026,593
Exchange Traded Funds	1,973,931	-	-	1,973,931
Purchased Option	-	3,830	-	3,830
Short-Term Investment	140,070	-	-	140,070
Total Investments	$7,077,266	$1,030,423	$-	$8,107,689

Securities Sold Short
Common Stocks	$259,315	$-	$-	$259,315
Exchange Traded Funds	1,102,188	-	-	1,102,188
Total Securities Sold Short	$1,361,503	$-	$-	$1,361,503

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2014, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Derivatives Transactions
The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815
requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of June 30, 2014 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$3,830	Options Written, at fair value	$-
Total		$3,830		$-

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Bushido Capital Long/Short Fund

Cost of investments	$7,419,122

Gross unrealized appreciation	794,854
Gross unrealized depreciation	(106,287)
Net unrealized appreciation	$688,567

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                           James R. Arnold, President

Date  August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  August 26, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  August 26, 2014